SCHEDULE OF ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS (Details) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	[1]	$ 149,805	$ 136,302
Accrued payroll and welfare payable		74,368	85,229
VAT and other taxes payable		26,837	14,067
Others	[2]	221,532	132,138
Total other payables and accruals		$ 472,542	$ 367,736

[1]	Accounts payable primarily include supplier’s service charges to SDYL,HHMT and SJMC .
[2]	Others primarily includes office rental and property management fees payable by ZDH’s subsidiaries.